Schedule of Acquisition of Cash Flows (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021	May 14, 2020
IfrsStatementLineItems [Line Items]
Consideration paid in cash		₪ (24,304)
Less - acquired cash and cash equivalents	1,560	5,210
Total	₪ 1,560	₪ (19,094)
Cannolam Ltd [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in cash
Less - acquired cash and cash equivalents			387
Total			₪ 387